Stock-Based Compensation - Summary of Nonvested Restricted Stock Unit Activity and Related Information (Detail) shares in Millions	12 Months Ended
	Dec. 31, 2015 $ / shares shares
Nonvested Shares
Beginning Balance | shares	5.1
Granted | shares	3.1
Forfeited | shares	(0.1)
Vested | shares	(2.2)
Ending balance | shares	5.9
Weighted-Average Fair Value
Nonvested, Beginning Balance | $ / shares	$ 17.58	[1]
Granted | $ / shares	10.24	[1]
Forfeited | $ / shares	14.89	[1]
Vested | $ / shares	18.34	[1]
Nonvested, Ending Balance | $ / shares	$ 13.34	[1]

[1]	Performance-based shares are primarily valued using a valuation pricing model. However, certain of these shares were valued using the end-of-period market price until certification that the performance objectives were completed or a value of zero once it was determined that it was unlikely that performance objectives would be met. All other shares are valued at the grant-date market price, less dividends projected to be paid over the vesting period.